Note 13 - Income Taxes (Details Narratives) (USD $)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 14,530,000
Operating loss carry forwards expiration dates	Begin to expire in 2025